Property, Plant and Equipment - Summary of Weighted Average Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	4.60%	4.60%
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	5.50%	7.60%
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	13.00%	13.50%
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	11.80%	12.70%
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	27.70%	23.40%
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	15.80%	15.20%
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	28.20%	30.30%
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	16.40%	14.90%
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	0.70%	0.20%
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate	3.80%	5.00%